Financial instruments (Details 7) (CHF) In Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		989	2,390
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		(1,338)	1,947
Transfers into level 3 assets	3,433	6,953
Transfers out of level 3 assets	4,808	8,707
Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		163	2,229
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		(2,139)	1,897
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		826	161
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		801	50